Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended	185 Months Ended	255 Months Ended		259 Months Ended			260 Months Ended	261 Months Ended	262 Months Ended		274 Months Ended		294 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.07%		7.21%				4.47%														7.21%
Performance Inception Date	Jun. 17, 1999
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		11.65%		7.68%				4.67%										8.47%
Performance Inception Date	Feb. 19, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent		13.88%		7.68%				4.44%													8.04%
Performance Inception Date	Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		13.81%		7.63%				4.63%											8.45%
Performance Inception Date	Feb. 25, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		15.49%		8.24%				4.83%									8.09%
Performance Inception Date	Mar. 22, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.77%		8.50%				5.11%												8.39%
Performance Inception Date	Mar. 16, 2001
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		16.08%		8.81%				5.40%		4.91%
Performance Inception Date	Aug. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.44%		8.11%				4.79%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.17%		7.04%				4.31%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		16.21%		8.93%	7.93%
Performance Inception Date	Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		15.91%		8.68%				5.27%				9.51%
Performance Inception Date	Sep. 17, 2002
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		16.10%	4.08%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		16.08%	4.13%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		14.95%		7.71%				4.31%							7.70%
Performance Inception Date	Jun. 11, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		14.95%		7.73%				4.35%						7.73%
Performance Inception Date	Jun. 07, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		15.47%		8.22%				4.82%					8.22%
Performance Inception Date	Jun. 06, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		15.81%		8.54%				5.14%			9.77%
Performance Inception Date	Oct. 07, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		16.15%		8.87%				5.46%								8.72%
Performance Inception Date	May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		16.23%		8.93%				5.51%	8.36%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		15.29%		8.05%			4.62%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		16.05%		8.77%		7.48%
Performance Inception Date	Nov. 20, 2015
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.20%		11.72%				7.93%		7.12%
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.83%		3.68%				2.66%		2.40%